UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Oceanic Investment Management Limited
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Address:   St. George's Court, 2nd Floor
           --------------------------------------------------
           Upper Church Street, Douglas
           --------------------------------------------------
           Isle of Man IM1 1EE
           --------------------------------------------------

Form 13F File Number:  028-13625
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Haynes
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     44-1624-643155
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Anthony Haynes     Isle of Man                May 15, 2012
--------------------  ------------------      --------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             30
                                               -------------

Form 13F Information Table Value Total:          $527,710
                                               -------------
                                                (thousands)


List of Other Included Managers:  NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANADARKO PETE CORP           COM             O32511107   28,915   369,100 SH       SOLE                  369,100      0    0
BALTIC TRADING LIMITED       COM             Y0553W103       75    18,129 SH       SOLE                   18,129      0    0
CVR ENERGY INC               COM             12662P108    9,750   364,500 SH       SOLE                  364,500      0    0
DIANA SHIPPING INC           COM             Y2066G104   13,498 1,508,102 SH       SOLE                1,508,102      0    0
DIANA SHIPPING INC           COM             Y2066G104    2,166   242,000 SH  CALL SOLE                        0      0    0
DRESSER RAND GROUP INC       COM             261608103    8,805   189,800 SH       SOLE                  189,800      0    0
ENSCO PLC                    SPONSORED ADR   29358Q109   26,313   497,135 SH       SOLE                  497,135      0    0
GENCO SHIPPING & TRADING LTD SHS             Y2685T107      954   150,000 SH  PUT  SOLE                  150,000      0    0
GENCO SHIPPING & TRADING LTD NOTE 5.000% 8/1 36869MAA3    1,290 2,000,000 PRN      SOLE                        0      0    0
GOLAR LNG LTD BERMUDA        SHS             G9456A100   14,939   392,613 SH       SOLE                  392,613      0    0
HOLLYFRONTIER CORP           COM             436106108   35,899 1,116,600 SH       SOLE                1,116,600      0    0
HORNBECK OFFSHORE SVCS INC N COM             440543106    5,884   140,000 SH       SOLE                  140,000      0    0
KBR INC                      COM             48242W106    9,424   265,100 SH       SOLE                  265,100      0    0
KIRBY CORP                   COM             497266106   10,217   155,300 SH       SOLE                  155,300      0    0
KOSMOS ENERGY LTD            SHS             G5315B107   11,346   856,947 SH       SOLE                  856,947      0    0
NATIONAL OILWELL VARCO INC   COM             637071101   10,307   129,700 SH       SOLE                  129,700      0    0
NOBLE CORPORATION BAAR       NAMEN - AKT     H5833N103   17,690   472,100 SH       SOLE                  472,100      0    0
OCEAN RIG UDW INC            SHS             Y64354205   60,447   628,150 SH       SOLE                  628,150      0    0
OIL STS INTL INC             COM             678026105    7,806   100,000 SH       SOLE                  100,000      0    0
OVERSEAS SHIPHOLDING GROUP I COM             690368105    8,866   701,982 SH       SOLE                  701,982      0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS         L7257P106   24,418 2,412,800 SH       SOLE                2,412,800      0    0
ROWAN COS INC                COM             779382100   22,613   686,700 SH       SOLE                  686,700      0    0
ROYAL CARIBBEAN CRUISES LTD  COM             V7780T103   53,967 1,833,738 SH       SOLE                1,833,738      0    0
SCHLUMBERGER LTD             COM             806857108   13,448   192,300 SH       SOLE                  192,300      0    0
SCORPIO TANKERS INC          SHS             Y7542C106   14,013 1,984,882 SH       SOLE                1,984,882      0    0
SHIP FINANCE INTERNATIONAL L SHS             G81075106   16,483 1,077,300 SH       SOLE                1,077,300      0    0
TEEKAY CORPORATION           COM             Y8564W103   23,204   667,731 SH       SOLE                  667,731      0    0
TESORO CORP                  COM             881609101   25,138   936,600 SH       SOLE                  936,600      0    0
VALERO ENERGY CORP NEW       COM             91913Y100   39,490 1,532,400 SH       SOLE                1,532,400      0    0
WESTERN REFNG INC            COM             959319104   10,345   549,700 SH       SOLE                  549,700      0    0
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